REVENUE INFORMATION - Changes in the Contract Assets Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Change in Contract with Customer, Asset [Abstract]
Gross amount at the beginning of the period	¥ 25,075	¥ 16,577	¥ 19,001
Increases due to revenue recognized during the period	51,712	46,662	42,448
Transfers to accounts receivables during the period	(45,065)	(38,164)	(44,872)
Gross amount at the end of the period	31,722	25,075	16,577
Allowance for contract assets	(10,604)	(6,733)	(995)		¥ (950)
Contract assets, net	¥ 21,118	¥ 18,342	¥ 15,582	$ 3,314